Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Schedule of Estimated Useful Lives

Intangible assets having a defined useful life are amortized using the straight-line method over their estimated useful lives. Estimated useful lives are:

Acquired software	Between 3 and 5 years
ERP-like acquired software	Between 5 and 8 years

Schedule of Property, Plant and Equipment

The categories of property, plant and equipment and relevant useful lives are as follows:

Computers	5 years
Machinery and equipment	From 10 to 20 years
Furniture and office equipment	From 10 to 12 years
Fleet and transportation equipment	From 5 to 20 years
Other property, plant and equipment	From 10 years
Buildings	From 40 to 50 years
Improvements to third-party properties	40 years or the term of the lease agreement or the remaining of the lease term, whichever is less